Other Long-Term Liabilities - Particulars of Other Long-Term Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Long-term portion of income taxes payable	$ 199	$ 234
Deferred revenue	52	74
Asset retirement obligation	39	34
Long-term portion of fair value of hedges [note 21]	5	8
Other	37	21
Total	$ 332	$ 371